Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Lease Prepayments Text Block Abstract
Schedule of prepayments
	2022	2021
	A$	A$
Current assets
Prepaid NASDAQ IPO costs	-	863,856
Prepaid insurance	876,847	22,525
Other prepayments	18,966	18,974
	895,813	905,355